American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2020 Portfolio
April 30, 2022

One Choice Blend+ 2020 Portfolio - Schedule of Investments
APRIL 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 45.5%
Avantis Core Fixed Income Fund G Class	242,227	2,136,442
Avantis Short-Term Fixed Income Fund G Class	41,217	387,853
Inflation-Adjusted Bond Fund G Class	31,289	383,607
NT High Income Fund G Class	37,731	339,576
Short Duration Inflation Protection Bond Fund G Class	39,762	436,589
		3,684,067
Domestic Equity Funds — 29.9%
American Century Low Volatility ETF	8,160	357,301
Avantis U.S. Equity Fund G Class	52,733	719,282
Avantis U.S. Small Cap Value Fund G Class	4,909	71,084
Focused Dynamic Growth Fund G Class	10,142	451,309
Focused Large Cap Value Fund G Class	56,792	567,919
Heritage Fund G Class	2,198	48,832
Mid Cap Value Fund G Class	8,305	138,029
Small Cap Growth Fund G Class	3,695	69,912
		2,423,668
International Fixed Income Funds — 13.2%
Emerging Markets Debt Fund G Class	13,230	119,337
Global Bond Fund G Class	100,425	951,022
		1,070,359
International Equity Funds — 11.4%
Avantis Emerging Markets Equity Fund G Class	1,577	17,548
Avantis International Equity Fund G Class	33,881	363,546
Emerging Markets Fund G Class	1,098	12,226
Focused International Growth Fund G Class	12,292	197,041
Global Real Estate Fund G Class	6,288	87,343
International Small-Mid Cap Fund G Class	960	9,578
Non-U.S. Intrinsic Value Fund G Class	26,122	232,228
		919,510
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $8,711,490)		8,097,604
OTHER ASSETS AND LIABILITIES†		(45)
TOTAL NET ASSETS — 100.0%		$8,097,559

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis Core Fixed Income Fund	$25	$2,431	$134	$(186)	$2,136	242	$(9)	$13
Avantis Short-Term Fixed Income Fund	4	414	17	(13)	388	41	(1)	1
Inflation-Adjusted Bond Fund	5	406	15	(12)	384	31	(1)	2
NT High Income Fund	4	374	14	(24)	340	38	(1)	7
Short Duration Inflation Protection Bond Fund	5	460	27	(1)	437	40	(1)	3
American Century Low Volatility ETF	4	414	45	(16)	357	8	(2)	1
Avantis U.S. Equity Fund	8	860	107	(42)	719	53	(4)	2
Avantis U.S. Small Cap Value Fund	1	83	10	(3)	71	5	—	1
Focused Dynamic Growth Fund	6	613	100	(68)	451	10	(19)	2
Focused Large Cap Value Fund(3)	6	700	94	(44)	568	57	(12)	59
Heritage Fund(3)	1	62	7	(7)	49	2	(2)	1
Mid Cap Value Fund(3)	2	170	22	(12)	138	8	(2)	14
Small Cap Growth Fund	1	89	11	(9)	70	4	(3)	2
Emerging Markets Debt Fund	2	132	2	(13)	119	13	—	1
Global Bond Fund	11	1,050	47	(63)	951	100	(3)	10
Avantis Emerging Markets Equity Fund	—	20	—	(2)	18	2	—	—
Avantis International Equity Fund	4	426	35	(31)	364	34	(3)	3
Emerging Markets Fund(3)	—	15	—	(3)	12	1	—	1
Focused International Growth Fund	2	237	11	(31)	197	12	(2)	1
Global Real Estate Fund(3)	1	113	16	(11)	87	6	(2)	13
International Small-Mid Cap Fund(4)	—	12	—	(2)	10	1	—	—
Non-U.S. Intrinsic Value Fund	3	280	27	(24)	232	26	(2)	3
	$95	$9,361	$741	$(617)	$8,098	734	$(69)	$140
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended April 30, 2022, the fund received the shares of the NT fund of the same name through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.